Vessels, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Vessels, Net [Abstract]
Vessels Cost, Beginning Balance	$ 88,078	$ 105,008	$ 103,137	$ 103,137
Vessels Cost, Depreciation
Vessels Cost, Reclassified to vessel held for sale			$ 3,466
Vessels cost, Vessel impairment charge	$ (18,891)		(27,455)	12,480
Vessels Cost, Reclassified to vessels, net			29,315
Vessels Cost, Disposal of vessels	(42,674)	$ (29,180)
Vessels Cost, Leased vessel	7,000	12,250
Vessels Cost, Ending Balance	33,513	88,078	105,008	103,137
Accumulated Depreciation, Beginning Balance	(25,768)	(33,174)	(27,447)	(21,718)
Accumulated Depreciation, Depreciation	(3,585)	(4,896)	$ (5,727)
Accumulated Depreciation, Reclassified to vessel held for sale
Accumulated Depreciation, Vessel impairment charge
Accumulated Depreciation, Disposal of vessels	13,145	12,726
Accumulated Depreciation, Leased vessel		424
Accumulated Depreciation, Ending Balance	(16,208)	(25,768)	$ (33,174)	(27,447)
Net Book Value, Beginning Balance	62,310	71,834	75,690	81,419
Net Book Value, Depreciation	(3,585)	(4,896)	(5,727)
Net Book Value, Disposal of vessels	29,529	$ 16,454
Net Book Value, Reclassified to vessel held for sale			3,466
Net Book Value, Vessel impairment charge	(18,891)		(23,978)
Net Book Value, Reclassified to vessels, net	18,891		27,455
Net Book Value, Leased vessel	7,000	$ 11,826
Net Book Value, Ending Balance	$ 17,305	$ 62,310	$ 71,834	$ 75,690